LONG-TERM DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2018
LONG-TERM DEBT AND CREDIT FACILITIES
Schedule of long-term debt

			December 31, 2018				December 31, 2017
				Deferred
			Nominal	Financing	Carrying	Fair	Carrying	Fair
		Interest Rates	Amount	Costs	Amount (a)	Value (b)	Amount (a)	Value (b)

Senior notes	(ii)	4.50%-6.875%	$1,746.3	$(11.3)	$1,735.0	$1,668.8	$1,732.6	$1,848.4
Long-term debt			$1,746.3	$(11.3)	$1,735.0	$1,668.8	$1,732.6	$1,848.4

(a)	Includes transaction costs on debt financings.
(b)	The fair value of debt is primarily determined using quoted market determined variables. See Note 10(c).

Schedule of scheduled debt repayments

						2024 and
	2019	2020	2021	2022	2023	thereafter	Total
Senior notes	$—	$—	$500.0	$—	$—	$1,250.0	$1,750.0
Total debt payable	$—	$—	$500.0	$—	$—	$1,250.0	$1,750.0

Schedule of interest charges and fees

Type of credit
Dollar based LIBOR loan:
Revolving credit facility	LIBOR plus		1.70%
Letters of credit	1.13	-	1.70%
Standby fee applicable to unused availability			0.34%

Schedule of changes in liabilities arising from financing activities

	Year ended December 31, 2018
	Changes from financing cash flows					Other changes
	Balance as at	Debt	Debt	Interest		Interest	Capitalized	Capitalized	Other cash	Other non-	Balance as at
	January 1, 2018	issued	repayments	paid	Other	expense	interest	interest paid	changes	cash changes	December 31, 2018
Long-term debt	$1,732.6	$80.0	$(80.0)	$—	$—	$—	$—	$—	$—	$2.4	$1,735.0
Accrued interest payable (a)	33.8	—	—	(57.9)	—	72.1	41.5	(38.2)	(9.9)	(8.1)	33.3
	$1,766.4	$80.0	$(80.0)	$(57.9)	$—	$72.1	$41.5	$(38.2)	$(9.9)	$(5.7)	$1,768.3

(a)	Included in Accounts payable and accrued liabilities.

	Year ended December 31, 2017
	Changes from financing cash flows					Other changes
	Balance as at	Debt	Debt	Interest		Interest	Capitalized	Capitalized	Other cash	Other non-	Balance as at
	January 1, 2017	issued	repayments	paid	Other	expense	interest	interest paid	changes	cash changes	December 31, 2017
Long-term debt	$1,733.2	$494.7	$(500.0)	$—	$—	$—	$—	$—	$—	$4.7	$1,732.6
Accrued interest payable (a)	23.4	—	—	(62.9)	—	86.5	25.1	(18.0)	(12.0)	(8.3)	33.8
	$1,756.6	$494.7	$(500.0)	$(62.9)	$—	$86.5	$25.1	$(18.0)	$(12.0)	$(3.6)	$1,766.4

Included in Accounts payable and accrued liabilities.